Document and Entity Information	Feb. 10, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity Registrant Name	Public Storage
Entity Incorporation State Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	93-2834996
Entity Address Address Line 1	2811 Internet Boulevard
Entity Address City Or Town	Frisco
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75034
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001393311
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	701 Western Avenue
Entity Address City Or Town	Glendale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91201-2349
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol	PSAPrP
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol	PSAPrQ
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Trading Symbol	PSAPrR
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Trading Symbol	PSAPrS
Security Exchange Name	NYSE
Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Trading Symbol	PSA/32
Security Exchange Name	NYSE
Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Trading Symbol	PSA/30
Security Exchange Name	NYSE
Guarantee of 3.500% Senior Notes due 2034 issued by Public Storage Operating Company [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 3.500% Senior Notes due 2034 issued by Public Storage Operating Company
Trading Symbol	PSA/34
Security Exchange Name	NYSE